SP Funds S&P Global REIT Sharia ETF
Schedule of Investments
as of February 29, 2024 (Unaudited)

COMMON STOCKS - 2.6%	Shares	Value
Diversified – 1.8%
Arena REIT	127,594	$284,975
Charter Hall Group	170,542	1,390,331
Kizilbuk Gayrimenkul Yatirim Ortakligi AS(a)	37,831	29,325
		1,704,631

Private Equity - 0.1%
Servet Gayrimenkul Yatirim Ortakligi AS(a)	3,743	36,927
Ziraat Gayrimenkul Yatirim Ortakligi AS	321,436	71,556
		108,483

Real Estate Management & Services - 0.5%
HMC Capital Ltd.	87,975	401,568

Shopping Centers - 0.2%
Lotus's Retail Growth Freehold And Leasehold Property Fund	564,449	206,170
TOTAL COMMON STOCKS (Cost $2,280,779)		2,420,852

REAL ESTATE INVESTMENT TRUSTS – 97.4%
REITS - Apartments - 18.5%
Asce Gayrimenkul Yatirim Ortakligi AS(a)	66,504	33,337
AvalonBay Communities, Inc.	26,442	4,681,027
Camden Property Trust	38,514	3,638,803
Equity Residential	77,976	4,694,936
Mid-America Apartment Communities, Inc.	36,618	4,602,150
		17,650,253

REITS - Diversified - 21.1%
Axis Real Estate Investment Trust	551,060	205,537
Citicore Energy REIT Corp.	855,474	41,393
Equinix, Inc.	13,291	11,813,308
IMPACT Growth Real Estate Investment Trust	235,117	77,356
MREIT, Inc.	326,943	76,189
PotlatchDeltic Corp.	28,630	1,294,362
Rayonier, Inc.	49,217	1,694,541
RL Commercial REIT, Inc.	1,254,390	117,149
Weyerhaeuser Co.	139,630	4,800,479
		20,120,314

REITS - Health Care - 1.4%
CareTrust REIT, Inc.	42,965	969,290
Parkway Life Real Estate Investment Trust	139,563	365,359
		1,334,649
REITS - Manufactured Homes - 4.8%
Equity LifeStyle Properties, Inc.	67,242	4,526,731

REITS - Regional Malls - 0.2%
IGB Real Estate Investment Trust	578,856	211,025

REITS - Storage - 15.6%
CubeSmart	81,119	3,537,600
Public Storage	39,942	11,338,335
		14,875,935

REITS - Warehouse & Industry - 35.8%(b)
BWP Trust	173,711	394,762
EastGroup Properties, Inc.	16,712	2,936,131
First Industrial Realty Trust, Inc.	47,717	2,529,001
Goodman Group	506,286	9,857,106
Innovative Industrial Properties, Inc.	10,111	990,777
Prologis, Inc.	87,036	11,599,288
Rexford Industrial Realty, Inc.	76,155	3,874,766
Terreno Realty Corp.	30,270	1,946,361
		34,128,192
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $89,754,179)		92,847,099

TOTAL INVESTMENTS - 100.0% (Cost $92,034,958)		$95,267,951
Other Assets in Excess of Liabilities - 0.0%(c)		42,719
TOTAL NET ASSETS - 100.0%		$95,310,670

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Exposure at February 29, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 29, 2024:

SP Funds S&P Global REIT Sharia ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,420,852	$—	$—	$2,420,852
Real Estate Investment Trusts	92,847,099	—	—	92,847,099
Total Assets	$95,267,951	$—	$—	$95,267,951

Refer to the Schedule of Investments for industry classifications.